Investment in equity accounted investees (Details) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method		₨ 4,318	$ 57	₨ 3,375
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method	[1]	4,259		3,307	₨ 2,714
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method		₨ 59		₨ 68	₨ 49

[1]	Includes Rs.181 representing the goodwill on acquisition of investment.